RELATED PARTIES - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties
Assets	R$ 50,321	R$ 106,973
Liabilities	620,602	3,776
Operating result	166,029	213,563	R$ 162,258
Dividends payable	1,316,528	5,094
Controlling Shareholders
Related Parties
Dividends payable	619,579
Non-Controlling Shareholders [Member]
Related Parties
Dividends payable	696,949
Trade accounts receivable
Related Parties
Assets	45,650	99,608
Dividends receivable
Related Parties
Assets		7,334
Other assets [member]
Related Parties
Assets	4,671	31
Trade accounts payable
Related Parties
Liabilities	1,023	3,776
Dividends payable
Related Parties
Liabilities	619,579
Transactions with controlling shareholders
Related Parties
Assets	24	5
Liabilities	619,579
Operating result	9	91	(2,621)
Management and related persons
Related Parties
Liabilities	31,748
Alden Fundo de Investimento em Acoes
Related Parties
Liabilities	30,428
Controller
Related Parties
Liabilities	193,883
Transactions with companies of the Suzano Group and other related parties
Related Parties
Assets	50,297	106,968
Liabilities	1,023	3,776
Operating result	166,020	213,472	164,879
Management
Related Parties
Assets	61
Liabilities		5
Operating result	(906)	(47)	(422)
Bexma Participacoes Ltda.
Related Parties
Assets		1
Operating result	9	38	24
Bizma Investimentos Ltda.
Related Parties
Assets		1
Operating result	7	10	6
Civelec Participações Ltda [Member]
Related Parties
Assets	4,575
Operating result	4,825
Fundacao Arymax
Related Parties
Operating result	3	4	2
Ibema Companhia Brasileira de Papel
Related Parties
Assets	45,659	106,940
Liabilities	1,023	3,705
Operating result	168,621	218,226	169,965
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Related Parties
Assets	2	3
Liabilities		66
Operating result	(5,549)	(4,603)	(4,399)
IPFL Holding S.A
Related Parties
Assets		23
Operating result	5	38	10
Mabex Representacoes e Participacoes Ltda.
Related Parties
Operating result	(817)		(137)
Nemonorte Imoveis e Participacoes Ltda.
Related Parties
Operating result	(178)	(194)	(170)
Suzano Holding
Related Parties
Assets	24	5
Liabilities	363,520
Operating result	R$ 9	R$ 91	R$ (2,621)